Accrued Expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses
(5)	Accrued Expenses
Accrued expenses consist of the following (in thousands):

	As of December 31,
	2021	2020
Accrued payroll	$1,520	$1,325
Accrued expenses	696	577
Warranty reserve	181	181
Other accrued expenses	38	5

Total accrued expenses	$2,435	$2,088